Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Company's Allowance for Accounts Receivable

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Beginning balance	$2,625	$2,375	$2,301	$1,903
Bad debt expense	2,860	2,776	8,299	6,254
Write-offs and adjustments	(2,925)	(2,476)	(8,040)	(5,482)

Balance at end of period	$2,560	$2,675	$2,560	$2,675

The changes in the Company’s allowance for accounts receivable were as follows for the years ended (in thousands):

	Successor	Predecessor
	Period from November 17, through December 31, 2012	Period from January 1, through November 16, 2012	December 31, 2011
Beginning balance	$3,649	$1,903	$1,484
Bad debt expense	1,307	8,204	7,026
Write-offs and adjustments	(2,655)	(6,458)	(6,607)

Balance at end of period	$2,301	$3,649	$1,903